SUBSEQUENT EVENTS (Details) - Merger Agreement - USD ($) $ in Thousands	Mar. 27, 2020	Jan. 28, 2020
SUBSEQUENT EVENTS
Proceeds from business combination		$ 20,000
Percentage of voting interests acquired		88.50%
Subsequent Event
SUBSEQUENT EVENTS
Aggregate purchase price	$ 25,000
Proceeds from bridge loan	3,750
Subsequent Event | Senior Secured Notes credit
SUBSEQUENT EVENTS
Aggregate purchase price	$ 5,000
BioPharmX Corporation [Member]
SUBSEQUENT EVENTS
Noncontrolling interest ownership percentage		11.50%